ANNUAL REPORT o OCTOBER 31, 1999

        CITIFUNDS(SM)
--------------------


             INTERMEDIATE
             INCOME PORTFOLIO


----------------------------------------------------------------------












                                                                              B
                                                                              O
                                                                              N
                                                                              D
                                                                              S

          ---------------------------------------------------------------
                             INVESTMENT PRODUCTS;
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
          ---------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     4
 ................................................................................
Portfolio Highlights                                                           4
 ................................................................................
Fund Performance                                                               5
 ................................................................................

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO

Statement of Assets and Liabilities                                            6
 ................................................................................
Statement of Operations                                                        7
 ................................................................................
Statement of Changes in Net Assets                                             8
 ................................................................................
Financial Highlights                                                           9
 ................................................................................
Notes to Financial Statements                                                 11
 ................................................................................
Independent Auditors' Report                                                  15
 ................................................................................

U.S. FIXED INCOME PORTFOLIO

Portfolio of Investments                                                      16
 ................................................................................
Statement of Assets and Liabilities                                           19
 ................................................................................
Statement of Operations                                                       19
 ................................................................................
Statement of Changes in Net Assets                                            20
 ................................................................................
Financial Highlights                                                          20
 ................................................................................
Notes to Financial Statements                                                 21
 ................................................................................
Independent Auditors' Report                                                  25
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   Fixed-income securities had a difficult time during the 12-month reporting period ended October 31, 1999 largely due to strong economic growth in both the United States and overseas, which led to resurgent inflation fears and higher U.S. interest rates. Because bond prices generally decline when interest rates rise, there was a negative impact on the value of many fixed-income investments which negatively impacted the Fund during its fiscal year.

   Throughout the reporting period, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds Intermediate Income Portfolio with the goal of achieving its investment objectives of providing as high a level of current income and preserving the value of its Shareholders' investment.

   This report reviews the Fund's investment activities and performance during the reporting period and provides a summary of the adviser's perspective on and outlook for the U.S. bond market. On behalf of the Board of Trustees, I want to thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
November 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   AFTER SEVERAL YEARS OF DECLINING YIELDS AND HIGHER PRICES, U.S. BOND MARKET PRICES GENERALLY DECLINED OVER THE PAST year. While the economic and market conditions that fueled the bond market's previous rise have remained largely intact-- including positive economic growth characterized by low inflation--many investors have become concerned that inflationary pressures might resurface. In fact, in an attempt to forestall a potential reacceleration of inflation, the Federal Reserve Board (the "Fed") raised interest rates twice during the summer of 1999.

   These economic conditions stand in stark contrast to the bond market conditions that prevailed when the Portfolio's reporting period began. In November 1998, the Fed completed a series of interest rate cuts that were intended to stimulate global economic growth, which was threatened by the spread of an international currency and credit crisis, and to help insulate the U.S. economy from the adverse effects of a global economic slowdown. The Fed's strategy was apparently effective, because many overseas economies began to recover in 1999, and the U.S. economy continued to grow.

   THE BOND MARKET EXPERIENCED HEIGHTENED LEVELS OF VOLATILITY, PARTICULARLY DURING THE THIRD QUARTER OF 1999, IN REACTION TO INCREASING INFLATIONARY PRESSURES. In the opinion of management, this higher volatility reflected investor confusion over the direction and magnitude of changes in monetary policy and their effects on interest rates and bond yields. While a dramatic increase in the inflation rate did not materialize during the reporting period, investors were increasingly concerned by extremely low levels of unemployment, robust consumer spending and a weakening U.S. dollar relative to other major currencies.

   The higher yielding sectors of the bond market such as corporate bonds were the most volatile. The yield differences between U.S. Treasury securities and higher yielding bonds widened sharply, approaching the levels they were at during the liquidity crisis that hit the fixed-income markets after the near-failure of major hedge funds during the summer of 1998. To some degree, higher yields were also related to supply-and-demand factors as investors expected a surge of new issuance in advance of year-end Y2K concerns.

   In this environment, CitiFunds Intermediate Income Portfolio focused on capturing the higher yield potential provided by corporate and asset-backed securities. The Fund's management took advantage of the market's volatility to increase the portfolio's income stream whenever attractive opportunities arose. As a result, at the end of the reporting period, the Fund's holdings reflected an emphasis on corporate, mortgage-backed and asset-backed securities, and relatively light positions in lower yielding U.S. Treasury and government agency bonds.

   As part of management's investment strategy, the portfolio's average duration (Duration is a measure of a bond's sensitivity to changing interest rates.) was maintained at around five years, considered to be in the neutral range. In management's view, this duration creates the ability to lock in higher yields for a reasonable period while providing enough flexibility to upgrade the portfolio's credit quality as opportunities arise. Throughout the reporting period, the managers were careful to maintain the portfolio's investment grade credit quality. As of October 31, 1999, the portfolio's average credit rating was AA+, and approximately 75% of the portfolio's holdings were AAA-rated by nationally recognized securities rating organizations.

   GOING FORWARD, THE FUND'S MANAGEMENT TEAM EXPECTS HIGHER MARKET VOLATILITY TO CONTINUE THROUGH THE END OF 1999. Management also believes that investor uncertainty regarding inflation and interest rates may be compounded by Y2K-related concerns as the year ends. And while no guarantees can be made, over the longer term, management remains convinced that many high-quality, higher yielding bonds represent bargains at current prices consistent with recessionary conditions, even though there is no recession in sight.

FUND FACTS

FUND OBJECTIVE

To generate a high level of current income and preserve the value of its shareholders' investments.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
June 25, 1993                            Distributed semi-annually, if any

NET ASSETS AS OF 10/31/99                BENCHMARKS
Class A shares                           o Lipper Intermediate Investment
$52.0  million                             Grade Funds Average*
Class B shares                           o Lehman Aggregate Bond Index**
$2.3 million

* The Lipper Intermediate Investment Grade Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.
**The Lehman  Aggregate Bond Index is an unmanaged index of U.S.  Government and
  Corporate bonds representing a broad measure of the performance of taxable bonds in the U.S. market with maturities of at least one year.

PORTFOLIO HIGHLIGHTS

PORTFOLIO DIVERSIFICATION AS OF OCTOBER 31, 1999

(Table Below Represents Pie Chart in its Printed Form)

Preferred Stock            1%
*Short-Term              (15%)
Asset-Backed Securities   28%
Mortgage Obligations      32%
Corporate Bonds           33%
U.S. Treasury Issues      32%

*Includes cash and net other assets

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
FUND PERFORMANCE
TOTAL RETURNS

                                                                            SINCE
                                                        ONE      FIVE      6/25/93
ALL PERIODS ENDING OCTOBER 31, 1999                     YEAR     YEARS*   INCEPTION*
====================================================================================
CitiFunds Intermediate Income Portfolio (Class A)
  without sales charge                                  (1.61)%    6.72%   4.91%
Lipper Intermediate Investment Grade Funds Average      (0.07)%    6.94%   4.95%+
Lehman Aggregate Bond Index                              0.53%     7.94%   6.11%+
CitiFunds Intermediate Income Portfolio (Class A)
  with a maximum sales charge of 4.50%                  (6.04)%    5.74%   4.15%
CitiFunds Intermediate Income Portfolio (Class B)
  without deferred sales charge                           --        --    (2.35)%#**
Lipper Intermediate Investment Grade Funds Average        --        --    (0.97)%++**
Lehman Aggregate Bond Index                               --        --    (0.33)%++**
CitiFunds Intermediate Income Portfolio (Class B)
  with a maximum deferred sales charge of 4.50%           --        --    (6.75)%#**


 * Average Annual Total Return
** Not Annualized
 + From 6/30/93
++ From 12/31/98
 # From 1/4/99

30-DAY SEC YIELD CLASS A             5.53%
30-DAY SEC YIELD CLASS B             5.05%

Growth of a $10,000 Investment A $10,000 investment in the Fund made on inception date would have grown to $12,950 with sales charge (as of 10/31/99). The graph shows how this compares to its benchmarks over the same period.

(Table below represents chart in its printed Form)

 6/30/93   9579   10000   10000
 7/31/93   9620   10042   10057
 8/31/93   9860   10228   10233
 9/30/93   9937   10268   10261
10/31/93   9947   10301   10299
11/30/93   9785   10209   10211
12/31/93   9835   10257   10266
 1/31/94   9975   10387   10405
 2/28/94   9755   10202   10224
 3/31/94   9519    9980    9971
 4/30/94   9424    9890    9891
 5/31/94   9398    9875    9890
 6/30/94   9368    9856    9869
 7/31/94   9527   10004   10065
 8/31/94   9553   10024   10077
 9/30/94   9393    9911    9929
10/31/94   9357    9896    9920
11/30/94   9321    9867    9898
12/31/94   9395    9914    9967
 1/31/95   9570   10072   10164
 2/28/95   9788   10281   10406
 3/31/95   9857   10345   10469
 4/30/95   9969   10478   10616
 5/31/95  10438   10848   11027
 6/30/95  10497   10916   11107
 7/31/95  10448   10887   11083
 8/31/95  10542   11009   11217
 9/30/95  10657   11106   11326
10/31/95  10695   11244   11473
11/30/95  10801   11401   11645
12/31/95  10941   11546   11808
 1/31/96  10991   11622   11886
 2/29/96  10772   11423   11679
 3/31/96  10687   11345   11597
 4/30/96  10613   11276   11532
 5/31/96  10584   11256   11509
 6/30/96  10739   11384   11664
 7/31/96  10756   11410   11695
 8/31/96  10725   11401   11675
 9/30/96  10928   11587   11878
10/31/96  11167   11821   12142
 6/30/93   9579   10000   10000
 7/31/93   9620   10042   10057
 8/31/93   9860   10228   10233
 9/30/93   9937   10268   10261
10/31/93   9947   10301   10299
11/30/93   9785   10209   10211
12/31/93   9835   10257   10266
 1/31/94   9975   10387   10405
 2/28/94   9755   10202   10224
 3/31/94   9519    9980    9971
 4/30/94   9424    9890    9891
 5/31/94   9398    9875    9890
 6/30/94   9368    9856    9869
 7/31/94   9527   10004   10065
 8/31/94   9553   10024   10077
 9/30/94   9393    9911    9929
10/31/94   9357    9896
11/30/96  11360   12016   12350
12/31/96  11239   11910   12235
 1/31/97  11292   11805   12273
 2/28/97  11320   11829   12303
 3/31/97  11181   11705   12167
 4/30/97  11354   11857   12349
 5/31/97  11444   11959   12467
 6/30/97  11570   12092   12615
 7/31/97  11858   12403   12956
 8/31/97  11743   12294   12846
 9/30/97  11910   12465   13034
10/31/97  12117   12522   13223
11/30/97  12111   12557   13284
12/31/97  12236   12670   13418
 1/31/98  12433   12833   13590
 2/28/98  12402   12815   13580
 3/31/98  12448   12861   13626
 4/30/98  12490   12916   13697
 5/31/98  12622   13031   13827
 6/30/98  12729   13125   13944
 7/31/98  12733   13147   13974
 8/31/98  12972   13307   14201
 9/30/98  13250   13601   14534
10/31/98  13162   13502   14457
11/30/98  13180   13564   14539
12/31/98  13223   13609   14583
 1/31/99  13299   13696   14686
 2/28/99  12975   13441   14429
 3/31/99  13064   13538   14509
 4/30/99  13086   13579   14588
 5/31/99  12961   13438   14460
 6/30/99  12890   13388   14414
 7/31/99  12803   13450   14352
 8/31/99  12771   13428   14345
 9/30/99  12945   13562   14511
10/31/99  12950   13580   14565

CitiFund Intermediate Income Portfolio (Class A)
Lipper Intermediate Investment Grade Fund Average
Lehman Aggregate Bond Index

The graph includes the initial maximum sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, total returns would be lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
==============================================================================
ASSETS:
Investment in U.S. Fixed Income Portfolio at value (Note 1A)       $54,492,054
Receivable from Sub-Administrator                                       58,333
Receivable for shares of beneficial interest sold                       16,614
------------------------------------------------------------------------------
  Total assets                                                      54,567,001
------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   80,251
Dividends payable                                                       54,085
Accrued expenses and other liabilities                                  61,714
------------------------------------------------------------------------------
  Total liabilities                                                    196,050
------------------------------------------------------------------------------
NET ASSETS                                                         $54,370,951
==============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $59,984,227
Accumulated net realized loss                                       (3,519,659)
Unrealized depreciation                                             (2,271,598)
Undistributed net investment income                                    177,981
------------------------------------------------------------------------------
  Total                                                            $54,370,951
==============================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($52,024,571/5,546,900 shares outstanding)     $9.38
Offering price per share ($9.38 O 0.955)                                 $9.82*
==============================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
 ($2,346,380/249,624 shares outstanding)                                 $9.40**
==============================================================================
 * Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
================================================================================
INVESTMENT INCOME (NOTE 1B):
Interest Income from U.S. Fixed Income Portfolio     $ 4,525,382
Dividend Income from U.S. Fixed Income Portfolio          56,490
Allocated Expenses from U.S. Fixed Income Portfolio     (300,301)
--------------------------------------------------------------------------------
                                                                    $ 4,281,571
EXPENSES:
Management fees (Note 2)                                 262,820
Service fees Class A (Note 3)                            182,930
Service fees Class B (Note 3)                             14,398
Transfer agent fees                                       52,199
Shareholder reports                                       46,984
Audit fees                                                38,759
Legal fees                                                36,484
Custody and fund accounting fees                          30,902
Trustees fees                                             12,095
Other                                                     28,689
--------------------------------------------------------------------------------
  Total expenses                                         706,260
Less expenses assumed by the Sub-Administrator (Note 6)  (58,333)
Less aggregate amounts waived by the Manager (Note 2)   (262,820)
--------------------------------------------------------------------------------
  Net expenses                                                          385,107
--------------------------------------------------------------------------------
Net investment income                                                 3,896,464
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM U.S. FIXED INCOME PORTFOLIO:
Net realized loss from investment transactions        (1,413,241)
Net realized gain on futures transactions                137,758
Unrealized depreciation of
  investments and futures contracts                   (3,954,983)
--------------------------------------------------------------------------------
Net realized and unrealized loss from
   U.S. Fixed Income Portfolio                                       (5,230,466)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(1,334,002)
================================================================================


See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       TEN MONTHS
                                                          ENDED
                                           YEAR ENDED  OCTOBER 31,   YEAR ENDED
                                          OCTOBER 31,     1998      DECEMBER 31,
                                             1999       (NOTE 1F)       1997
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                   $  3,896,464  $  2,071,831  $  2,329,594
Net realized gain (loss)                  (1,275,483)      743,318       272,468
Unrealized appreciation (depreciation)    (3,954,983)      662,088       649,983
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations              (1,334,002)    3,477,237     3,252,045
--------------------------------------------------------------------------------
Distributions to Shareholders from:
Net investment income (Class A)           (3,638,279)   (2,112,415)   (2,338,323)
Net Investment Income (Class B)              (80,204)           --            --
--------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders           (3,718,483)   (2,112,415)   (2,338,323)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
 BENEFICIAL INTEREST (NOTE 5):
CLASS A
Net proceeds from sale of shares          26,451,535    45,904,926       595,327
Net asset value of shares issued to
 shareholders from reinvestment of
   distributions                           3,587,003     2,110,978     2,335,328
Cost of shares repurchased               (49,885,122)   (9,293,925)  (11,061,426)
--------------------------------------------------------------------------------
  Total Class A                          (19,846,584)   38,721,979    (8,130,771)
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares           3,269,414            --            --
Net asset value of shares issued to
 shareholders from reinvestment
   of distributions                           62,923            --            --
Cost of shares repurchased                  (850,681)           --            --
--------------------------------------------------------------------------------
  Total Class B                            2,481,656            --            --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from transactions in shares of
     beneficial interest                 (17,364,928)    38,721,979   (8,130,771)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS    (22,417,413)   40,086,801    (7,217,049)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                       76,788,364    36,701,563    43,918,612
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $177,981,
  $0 and $26,955, respectively)         $ 54,370,951  $ 76,788,364  $ 36,701,563
================================================================================
* January 4, 1999 (Commencement of Operations) to October 31, 1999.

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS


                                                CLASS A
                      ----------------------------------------------------------
                                      TEN
                                     MONTHS
                           YEAR      ENDED
                           ENDED   OCTOBER 31,      YEAR ENDED DECEMBER 31,
                         OCTOBER 31,  1998      --------------------------------
                            1999    (Note 1F)   1997     1996     1995    1994
================================================================================
Net Asset Value,
  beginning of period      $10.00    $ 9.72     $9.48    $9.77    $8.91    $9.88
--------------------------------------------------------------------------------
Income From Operations:
Net investment income       0.508+    0.447     0.575     0.54     0.57    0.521
Net Realized and Unrealized
  Gain (Loss) on
    Investments            (0.666)    0.272     0.239    (0.29)    0.86   (0.959)
--------------------------------------------------------------------------------
    Total from operations  (0.158)    0.719     0.814     0.25     1.43   (0.438)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income      (0.462)   (0.439)   (0.574)   (0.54)   (0.57)  (0.516)
Net realized gain
   on investments              --        --        --       --       --   (0.016)
--------------------------------------------------------------------------------
    Total distributions    (0.462)   (0.439)   (0.574)   (0.54)   (0.57)  (0.532)
--------------------------------------------------------------------------------
Net Asset Value,
   end of period          $  9.38    $10.00     $9.72    $9.48    $9.77    $8.91
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)         $52,025   $76,788   $36,702  $43,919  $49,618  $47,582
Ratio of expenses to
  average net assets(A)     0.90%     0.91%*    0.92%    0.90%    0.90%    0.90%
Ratio of expenses to average
  net assets after fees
  paid indirectly(A)        0.90%     0.90%*    0.90%    0.90%    0.90%    0.90%
Ratio of net investment
  income to average
   net assets               5.20%     5.30%*    5.92%    5.72%    5.97%    5.52%
Portfolio turnover(B)          --      120%      146%     495%     396%     291%
Total return              (1.61)%     7.57%**   8.87%    2.73%   16.45%  (4.48)%

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                $0.467+   $0.412    $0.522    $0.50    $0.52   $0.475
RATIOS:
Expenses to average
  net assets(A)             1.32%     1.33%*    1.47%    1.39%    1.42%    1.39%
Net investment income to
  average net assets        4.78%     4.88%*    5.37%    5.23%    5.45%    5.03%
================================================================================

  * Annualized
 ** Not Annualized
  + The per share amounts were computed  using monthly  average of shares during the period.
(A) The expense ratios for the year ended December 31, 1995 and the periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended before December 31, 1995 have not been adjusted to reflect this change.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                    CLASS B
                                                             ------------------
                                                               JANUARY 4, 1999
                                                                (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                               OCTOBER 31, 1999
================================================================================
Net Asset Value,
  beginning of period                                                 $9.95
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                                                 0.384
Net realized and unrealized
  gain (loss) on investments                                         (0.617)
--------------------------------------------------------------------------------
    Total from operations                                           (0..233)
Less Distributions From:
  Net investment income                                              (0.317)
--------------------------------------------------------------------------------
Net Asset Value,
  end of period                                                       $9.40
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $2,346
Ratio of expenses to average net assets                                1.40%*
Ratio of net investment income to average net assets                   4.70%*
Total return                                                          (2.35)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated, the net investment income per share and the ratios would have been as follows:
Net investment income per share                                      $0.343+

RATIOS:
Expenses to average net assets                                         1.82%*
Net investment income to average net assets                           4.28%*
================================================================================

  * Annualized
 ** Not Annualized
  + The per share amounts were computed using monthly average of shares during the period.

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Intermediate Income Portfolio (the "Fund") is a separate diversified series of CitiFunds Fixed Income Trust (the "Trust") which is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Effective November 1, 1998, the Fund invests all of its investable assets in U.S. Fixed Income Portfolio (the "Portfolio") a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (approximately 18.7% at October 31, 1999) in the net assets of the Portfolio. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay higher ongoing distribution fees than Class A, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their own pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have lower expense ratios than Class B shares. For the period ended October 31, 1999, CFBDS, acting as the distributor, received $32,584 from sales of Class A and $11 in deferred sales charges from redemptions of Class B shares.

   The financial statements of the Portfolio, including the portfolio of investments are contained elsewhere in this report and should be read in conjunction with the Funds' financial statements.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $3,181,151 of which $1,142,935 will expire on October 31, 2002, $1,075,574 which will expire on October 31, 2004 and $962,642 which will expire on October 31, 2007. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   E. Distributions Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. Change in Fiscal Year End During fiscal year 1998, the Fund changed its fiscal year end from December 31 to October 31.

   G. Other All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc.

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.35% of the Fund's average daily net assets. The management fee amounted to $262,820 all of which was voluntarily waived for the year ended October 31, 1999.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $182,930 for the year ended October 31, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 0.75% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $14,398 for the period from January 4, 1999 (Commencement of Operations) through October 31, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS On November 1, 1998 the Fund transferred all of its investable assets of $76,788,364 to the Portfolio in exchange for an interest in the Portfolio, including $1,683,386 of unrealized appreciation. Increases and decreases in the Fund's investment in the Portfolio for the year ended October 31, 1999 aggregated $22,743,775 and $43,457,889, respectively.

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                    TEN MONTHS
                                    YEAR ENDED         ENDED        YEAR ENDED
                                    OCTOBER 31,  OCTOBER 31, 1998  DECEMBER 31,
                                       1999          (NOTE 1F)         1997
================================================================================
CLASS A
Shares sold                        2,671,683        4,626,775          62,642
Shares issued to shareholders from
  reinvestment of distributions      370,289          214,180         244,817
Shares repurchased                (5,171,440)        (940,430)     (1,162,555)
--------------------------------------------------------------------------------
    Class A Net increase
      (decrease)                  (2,129,468)       3,900,525        (855,096)
================================================================================
CLASS B*
Shares sold                          333,168               --              --
Shares issued to shareholders from
  reinvestment of distributions        6,600               --              --
Shares repurchased                   (90,144)              --              --
--------------------------------------------------------------------------------
    Class B Net increase             249,624               --              --
================================================================================
* January 4, 1999 (Commencement of Operations) to October 31, 1999.

6. ASSUMPTION OF EXPENSES CFBDs has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended October 31, 1999 which amounted to $58,333.

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE SHAREHOLDERS OF CITIFUNDS FIXED INCOME TRUST (THE "TRUST"): CITIFUNDS INTERMEDIATE INCOME PORTFOLIO

   In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Intermediate Income Portfolio (the "Fund"), a series of CitiFunds Fixed Income Trust, at October 31, 1999, the results of its operations for the year ended October 31, 1999, the changes in its net assets and the financial highlights for the period ended October 31, 1999 in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

   The financial statements of the Fund for periods prior to November 1, 1998 were audited by other independent auditors whose report dated December 14, 1998 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1999

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999


                                        PRINCIPAL
                                         AMOUNT
ISSUER                                (000'S OMITTED)        VALUE
---------------------------------------------------------------------
FIXED INCOME -- 113.3%
---------------------------------------------------------------------
ASSET BACKED SECURITIES -- 27.6%
---------------------------------------------------------------------
Aames Mortgage Trust
  6.59% due 6/15/24                    $3,389            $ 3,376,054
Aircraft Financial Trust
  8.00% due 5/15/24                     5,000              4,653,350
Amresco Residential
  Securities
  6.245% due 4/25/22                    3,000              2,978,430
Asset Securitization Corp.,
  Series 95
  7.10% due 8/13/29                     1,879              1,871,715
  7.384% due 8/13/29                    3,500              3,491,495
Asset Securitization Corp.,
  Series 97
  6.50% due 2/14/41                     2,530              2,510,910
  6.85% due 2/14/41                     2,425              2,334,184
Commercial Mortgage Corp.
  5.80% due 3/15/06                     2,076              1,990,617
Contimortgage Home
  Equity Loan
  6.13% due 3/15/13                     4,000              3,968,720
CRIMI Mae Commercial
  MortgageTrust
  7.00% due 11/02/11                    2,000              1,442,188
First Union, Lehman
  Brothers
  6.479% due 3/18/04                    1,390              1,379,226
GE Capital Mortgage
  Services, Inc.
  5.905% due 10/25/13                   2,000              1,972,900
GMAC Commercial
  Mortgage Inc.
  6.42% due 8/15/08                     4,110              3,909,884
  6.83% due 12/15/03                    3,747              3,757,931
Green Tree Financial Corp.
  6.71% due 8/15/29                     3,850              3,645,180
  8.05% due 10/15/27                    5,000              5,101,550
  8.41% due 12/01/30                    3,000              2,789,610
IMC Home Equity
  Loan Trust
  6.16% due 5/20/14                     2,894              2,881,362
  6.34% due 8/20/29                     3,600              3,458,628
JP Morgan Commercial
  Mortgage Financial Corp.
  6.373% due 1/15/30                    2,074              2,032,250
Merrill Lynch Mortgage Co.
   6.95% due 6/18/29                    1,725              1,729,169
Morgan Stanley
  Capital Investment Inc.
  6.44% due 11/15/02                    3,630              3,613,411
  6.55% due 12/15/07                    1,500              1,444,440
Nissan Auto
  Receivables Grantor
  6.15% due 2/15/03                     1,249              1,243,418


                                        PRINCIPAL
                                         AMOUNT
ISSUER                                (000'S OMITTED)        VALUE
---------------------------------------------------------------------
Nomura Asset
  Securitization Corp.
  8.15% due 3/04/20                    $3,000            $ 3,106,950
Norwest Asset
  Securitization Corp.
  6.75% due 11/25/27                    2,000              1,964,560
Norwest Asset
  Securitization Corp.
  6.75% due 2/25/13                     2,008              1,995,782
PNC Mortgage
  Securities Corp.
  6.392% due 9/25/13                        1                  1,091
Structured Asset
  Securities Corp.
  6.79% due 6/12/04                     5,921              5,891,973
                                                         -----------
                                                          80,536,978
                                                         -----------

FOREIGN CORPORATIONS -- 1.8%
---------------------------------------------------------------------
Quebec Providence CDA
  7.50% due 9/15/29                     1,935             1,944,288
YPF Sociedad Anonima
  7.25% due 3/15/03                     3,455             3,346,886
                                                         -----------
                                                          5,291,174
                                                         -----------
DOMESTIC CORPORATIONS -- 26.7%
---------------------------------------------------------------------
Ahold Financial U.S.A., Inc.
  6.875% due 5/01/29                    3,335             2,924,295
American Financial Group Inc.
  7.125% due 4/15/09                    3,115             2,837,017
Associates Corporation of
  North America
  6.95% due 11/01/18                    3,215             3,052,932
BB&T Corp.
  6.375% due 6/30/05                    3,270             3,097,246
Bank One Corp.
  5.625% due 2/17/04                    3,770             3,588,776
Century Telephone
  Enterprises Inc.
  6.30% due 1/15/08                     3,515             3,268,106
Conseco Inc.
  6.40% due 6/15/01                     2,910             2,850,258
Dayton Hudson Corp.
  6.65% due 8/01/28                     3,360             2,983,478
Dynegy Inc.
  7.45% due 7/15/06                     2,895             2,875,259
Equitable Life Assurance
  6.95% due 12/01/05                    3,275             3,235,700
Ford Motor Co.
  6.625% due 10/01/28                   2,190             1,948,158
Ford Motor Co.
  7.375% due 10/28/09                   3,190             3,215,711
Great Lakes Chemical Corp.
  7.00% due 7/15/09                     3,175             3,081,274
Household Financial Corp.
  6.50% due 11/15/08                    3,020             2,848,796

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999


                                        PRINCIPAL
                                         AMOUNT
ISSUER                                (000'S OMITTED)        VALUE
----------------------------------------------------------------------
DOMESTIC CORPORATIONS  (CONT'D)
----------------------------------------------------------------------
Knight Ridder Inc.
  6.875% due 3/15/29                     $3,285           $ 2,975,395
Lehman Brothers
  Holdings, Inc.
  7.00% due 5/15/03                       3,200             3,184,419
Lehman Brothers
  Holdings, Inc.
  7.875% due 11/01/09                     3,230             3,253,934
MCI Communications Corp.
  6.50% due 4/15/10                       3,300             3,128,103
Mattel Inc.
  6.00% due 7/15/03                       3,010             2,873,987
Merita Bank plc
  6.50% due 4/01/09                       3,615             3,335,307
Morgan Stanley
  Dean Witter & Co.
  5.625% due 1/20/04                      2,900             2,757,900
National Rural Utilities
  6.20% due 2/01/08                       3,125             2,949,969
Osprey Trust Inc.
  8.31% due 1/15/03                       2,915             2,923,308
Petroleum Geological
  Services
  6.625% due 3/30/08                      2,760             2,590,950
Popular North America, Inc.
  6.875% due 6/15/01                      2,415             2,410,619
TPSA Financial
  7.75% due 12/10/08                      2,050             1,889,227
Wal-Mart Stores Inc.
  6.875% due 8/10/09                      1,700             1,702,941
                                                          -----------
                                                           77,783,065
                                                          -----------
MORTGAGE OBLIGATIONS -- 31.5%
----------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS -- 5.0%
----------------------------------------------------------------------
CMC SECURITIZATION CORP.,
SERIES 97
  7.00% DUE 10/25/27                        731               730,861
CWMBS Inc., Series 98
  6.50% due 7/25/13                       2,173             2,066,080
CWMBS Inc., Series 97
  6.75% due 10/25/27                        164               163,788
Chase Mortgage
  Financial Trust
  6.50% due 9/25/13                       2,008             1,906,781
Federal Home Loan
  Mortgage Corp.
  6.25% due 6/15/24                       3,440             3,313,690
  6.75% due 8/15/04                       1,500             1,485,000
Federal National Mortgage
  Association
  7.412% due 8/17/21                      2,941             2,957,834


                                        PRINCIPAL
                                         AMOUNT
ISSUER                                (000'S OMITTED)        VALUE
----------------------------------------------------------------------
Government National
  Mortgage Association
  7.25% due 10/16/22                     $1,446           $ 1,451,526
Residential Asset
  Securitization Trust
  7.00% due 2/25/08                         452               451,603
                                                          -----------
                                                           14,527,163
                                                          -----------

MORTGAGE BACKED
SECURITIES/PASSTHROUGHS -- 17.1%
----------------------------------------------------------------------
Federal Home Loan
  Mortgage Corp.
  6.00% TBA                               1,000               932,500
  6.00% due 8/01/00                       2,037             2,030,208
  6.50% due 2/01/11                          68                66,950
  6.50% due 4/01/11                         235               231,858
  6.50% due 7/01/11                         288               282,430
  6.50% due 8/01/11                          63                61,814
  6.50% due 9/15/22                         761               742,150
  8.50% due 4/01/01                           6                 6,087
                                                          -----------
                                                            4,353,997
                                                          -----------
Federal National
  Mortgage Association
  5.50% TBA                              10,000             9,009,375
  6.50% TBA                               9,130             8,747,636
  6.50% TBA                               4,500             4,412,790
  6.50% due 5/01/11                         323               317,863
  6.50% due 7/01/11                         316               310,275
  6.50% due 8/25/22                       1,500             1,446,824
  6.50% due 4/01/29                       3,926             3,761,878
  6.50% due 5/01/29                       4,420             4,234,949
  7.00% due 6/01/03                         170               170,050
  7.00% due 7/01/03                         275               276,375
  7.50% due 10/01/25                        795               798,210
  7.50% due 11/01/25                      1,544             1,550,095
  7.50% due 5/01/26                         166               166,412
  7.50% due 6/01/26                          27                27,083
  7.50% TBA                               9,700             9,718,188
  8.00% due 6/01/02                           6                 5,552
  8.00% due 5/01/26                         336               342,696
  8.00% due 6/01/26                         166               169,560
  8.00% due 7/01/26                          87                88,839
                                                          -----------
                                                           45,554,650
                                                          -----------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION -- 9.4%
----------------------------------------------------------------------
6.50% TBA                                 2,925             2,793,375
6.50% TBA                                 4,000             3,803,750
7.00% TBA                                17,350            17,008,422
7.00% due 2/15/24                         3,688             3,638,081
8.00% due 12/15/07                           39                38,988
                                                          -----------
                                                           27,282,616
TOTAL MORTGAGE OBLIGATIONS                                 91,718,426
                                                           -----------

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            October 31, 1999


                                        PRINCIPAL
                                         AMOUNT
ISSUER                                (000'S OMITTED)        VALUE
----------------------------------------------------------------------
YANKEE BONDS -- 4.4%
----------------------------------------------------------------------
Corporacion Andina
  De Fomento
  7.75% due 3/01/04                      $3,180            $ 3,134,175
DaimlerChrysler of
  North America
  7.20% due 9/01/09                       3,025              3,024,032
Imperial Tob Overseas
  7.125% due 4/01/09                      3,275              2,992,859
Korea Development Bank
  7.125% due 4/22/04                      2,930              2,838,300
TPSA Financial
  7.75% due 12/10/08                        900                846,426
                                                           -----------
                                                            12,835,792
                                                           -----------

UNITED STATES GOVERNMENT
AND OTHER GOVERNMENT
OBLIGATIONS -- 21.3%
----------------------------------------------------------------------
UNITED STATES TREASURY BONDS -- 7.0%
----------------------------------------------------------------------
8.125% due 8/15/19                        4,500              5,300,145
3.625% due 4/15/28                        4,029              3,692,760
3.875% DUE 4/15/29                        5,082              4,865,967
6.125% due 8/15/29                        6,600              6,571,092
                                                           -----------
                                                            20,429,964
                                                           -----------

UNITED STATES TREASURY NOTES -- 12.6%
----------------------------------------------------------------------
5.625% due 4/30/00                          215                215,234
5.50% due 12/31/00                          110                109,777
6.50% due 5/31/01                         1,150              1,162,213
6.00% due 8/15/04                        10,935             10,960,588
6.00% due 8/15/09                         3,760              3,754,698
6.875% due 5/15/06                        8,000              8,302,480
6.625% due 5/15/07                        6,720              6,895,325
3.875% due 1/15/09                        5,550              5,445,938
                                                           -----------
                                                            36,846,253
                                                           -----------

                                        PRINCIPAL
                                         AMOUNT
ISSUER                                (000'S OMITTED)        VALUE
----------------------------------------------------------------------
UNITED STATES AGENCY
OBLIGATIONS -- 1.7%
----------------------------------------------------------------------
Federal National Mortgage
  Association
  5.49% due 8/18/00                      $5,000            $ 4,979,700
                                                           -----------
TOTAL UNITED STATES
  GOVERNMENT AND OTHER
  GOVERNMENT OBLIGATIONS                                    62,255,917
                                                           -----------
TOTAL FIXED INCOME
  (Identified Cost
  $341,086,190)                                            330,421,352
                                                           -----------
PREFERRED STOCK -- 1.1%
----------------------------------------------------------------------
Comed Financing I
  (Identified Cost
  $3,531,870)                               138              3,345,967
                                                           -----------
SHORT-TERM OBLIGATIONS -- 2.1%
----------------------------------------------------------------------
First Union National Bank
  5.30% Due 11/01/99
  proceeds at maturity $5,380,375
  (collateralized by $5,470,000
  Federal Home Loan Mortgage
  6.16% due 3/29/01,
  valued at $5,470,864)                   5,378              5,378,000
                                                           -----------
United States Treasury Bills
  4.50% due 12/23/99                        115                114,253
  4.57% due 12/23/99                         85                 84,439
  4.66% due 12/23/99                        432                429,092
                                                           -----------
                                                               627,784
                                                           -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified Cost
  $6,005,784)                                                6,005,784
                                                           -----------
TOTAL INVESTMENTS
  (Identified Cost
  $350,623,844)                           116.5%           339,773,103
OTHER ASSETS,
  LESS LIABILITIES                        (16.5)           (48,237,505)
                                                           -----------
NET ASSETS                                100.0%          $291,535,598
                                          =====           ============

FUTURES CONTRACTS
----------------------------------------------------------------------
Futures contracts which were open at October 31, 1999 are as follows :

                                          AGGREGATE
  DESCRIPTION/            NUMBER OF      FACE VALUE OF    EXPIRATION           UNREALIZED
  POSITION                CONTRACTS        CONTRACTS         DATE              GAIN/(LOSS)
--------------------------------------------------------------------------------------------

U.S. Long Bond (Sell)       (50)        $ (5,000,000)      December 20, 1999    $(10,922)
U.S. Two Year Note (Buy)    140           14,000,000       December 29, 1999      (9,275)
U.S. Five Year Note (Buy)   120           12,000,000       December 31, 1999      98,475
U.S. Ten Year Note (Sell)  (275)         (27,500,000)      December 20, 1999      36,023
                                                                                --------
                                                                                $114,301
                                                                                --------

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999

================================================================================
ASSETS:

Investments at value (Note 1A) (Identified Cost, $350,623,844)      $339,773,103
Cash                                                                       1,941
Interest receivable                                                    3,271,699
Receivable for investments sold                                       25,952,320
Receivable for daily variation on futures contracts                       85,156
--------------------------------------------------------------------------------
  Total assets                                                       369,084,219
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     77,034,746
Payable for daily variations on futures contracts                        280,469
Payable to affiliates--Management Fee (Note 2)                           108,565
Accrued expenses and other liabilities                                   124,841
--------------------------------------------------------------------------------
  Total liabilities                                                   77,548,621
--------------------------------------------------------------------------------
Net Assets                                                          $291,535,598
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $291,535,598
================================================================================




U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE PERIOD NOVEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999
================================================================================
INVESTMENT INCOME (Note 1B):
Interest Income                                     $12,059,138
Dividend Income                                         170,690
--------------------------------------------------------------------------------
                                                                    $12,229,828
EXPENSES:
Management fees (Note 2)                                664,250
Custody and fund accounting fees                         15,640
Audit fees                                               38,473
Legal fees                                               35,303
Trustees fees                                             5,320
Other                                                     3,979
--------------------------------------------------------------------------------
  Total expenses                                        762,965
--------------------------------------------------------------------------------
Net investment income                                                11,466,863
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Unrealized depreciation of investments and
  futures contracts                                 (10,736,440)
Less unrealized depreciation from contributed
  assets (Note 1)                                    (3,295,843)
--------------------------------------------------------------------------------
  Unrealized depreciation of investments                             (7,440,597)
--------------------------------------------------------------------------------
Net realized gain from futures transactions             389,144
Net realized loss from investment transactions       (6,199,658)
--------------------------------------------------------------------------------
  Net realized loss from investment and
   futures transactions                                               5,810,514)
--------------------------------------------------------------------------------
 Net realized and unrealized loss on investments                    (13,251,111)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(1,784,248)
--------------------------------------------------------------------------------

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                               NOVEMBER 1, 1998
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                                OCTOBER 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                              $11,466,863
Net realized loss from investment and futures transactions          (5,810,514)
UNREALIZED DEPRECIATION OF INVESTMENTS                              (7,440,597)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                (1,784,248)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                               452,433,828
Value of withdrawals                                              (159,113,982)
--------------------------------------------------------------------------------
Net increase in net assets from capital transactions               293,319,846
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                         291,535,598
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                         --
--------------------------------------------------------------------------------
End of period                                                     $291,535,598
================================================================================
See notes to financial statements


U.S. FIXED INCOME PORTFOLIO

Financial Highlights

                                                                For the Period
                                                               November 1, 1998
                                                                 (Commencement
                                                               of Operations) to
                                                                October 31, 1999
================================================================================
Ratios/Supplemental Data:

Net assets, end of period (000's omitted)                           $291,536
Ratio of expenses to average net assets                                 0.40%
Ratio of net investment income to average net assets                    6.04   %
Portfolio turnover                                                       253%
================================================================================


See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Fixed Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on November 1, 1998. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Administrator.

   On November 1, 1998, CitiFunds Intermediate Income Portfolio transferred all of its investable assets in the amount of $76,788,364 including $1,683,386 of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. Also, on May 3, 1999, the Intermediate Income Portfolio transferred all of its investable assets in the amount of $153,278,329 including $1,000,795 of unrealized depreciation to the Portfolio in exchange for an interest in the Portfolio. Additionally, on August 1, 1999, the Balanced Portfolio transferred a portion of its investable assets in the amount of $113,810,272 including $3,978,434 of unrealized depreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with current period contributions are included in the "Proceeds from contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturity in sixty days or less) are valued at amortized cost; which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as ordinary income.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. TBA Purchase Commitments The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBApurchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

   Although the Portfolio will generally enter into TBApurchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

   G. Futures Contracts The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other fund investments.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)


   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

   H.  Other  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees Citibank is responsible for overall management of the Portfolio's business affairs, and has a Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank amounted to $664,250 for the period November 1, 1998 (commencement of operations) to October 31, 1999. The management fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. Purchases and Sales of Investments Purchases and sales of investments, other than short-term obligations, aggregated $514,561,468 and $514,252,682, respectively, for the period November 1, 1998 (Commencement of Operations) to October 31, 1999.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


   4.  FEDERAL  INCOME  TAX  BASIS  OF  INVESTMENTS   The  cost  and  unrealized
appreciation (depreciation) in value of the investment securities owned at October 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $350,829,042
================================================================================
Gross unrealized appreciation                                      $    299,826
Gross unrealized depreciation                                      (11,355,765)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $(11,055,939)
================================================================================


   5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1998 (Commencement of Operations) to October 31, 1999, the commitment fee allocated to the Portfolio was $599. Since the line of credit was established, there have been no borrowings.

U.S. FIXED INCOME PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, U.S. FIXED INCOME PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Fixed Income Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the period November 1, 1998 (Commencement of Operations) through October 31, 1999. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the period November 1, 1998 (Commencement of Operations) through October 31, 1999 in accordance with U.S.

generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Acccountants
Toronto, Ontario

December 14, 1999

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










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










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


TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 *AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Intermediate Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Intermediate Income Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Intermediate Income Portfolio, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency,

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554

(C) 1999 Citicorp   (Recycle Logo) Printed on recycled paper      CFA/INI/1099